COMMITMENTS AND CONTINGENCIES - Operating lease expenditure commitments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating lease minimum payment
Total minimum operating lease payments	$ 41,625	$ 263,668	$ 468,967
not later than one year
Operating lease minimum payment
Total minimum operating lease payments	$ 41,625	227,992	220,486
1 to 5 years
Operating lease minimum payment
Total minimum operating lease payments		$ 35,676	$ 248,481